Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following is a summary of the related party transactions associated with JS Global:

	Years Ended December 31,
	2023	2022	2021

	(in thousands)
Related party revenue
Sale of goods	$1,264	$1,451	$12,107
Royalty income	1,869	—	—
Related party expense (income)
Cost of sales - purchases of goods and services, net	$1,037,844	$1,413,098	$1,358,827
Research and development services, net	3,004	3,561	4,030
General and administrative	(1,250)	—	—

	As of
	December 31, 2023	December 31, 2022

	(in thousands)
Related party assets
Accounts receivable, net	$3,594	$1,033
Prepaid expenses and other current assets	—	2,886
Related party liabilities
Accounts payable	$101,538	$231,805
Accrued expenses and other current liabilities	—	8,399